PROJECT ASSETS	12 Months Ended
Dec. 31, 2020
PROJECT ASSETS
PROJECT ASSETS

5. PROJECT ASSETS

Project assets consist of the following:

	At December 31,	At December 31,
	2019	2020
	$	$
Project assets — Acquisition cost	55,158	44,549
Project assets — EPC and other cost	1,031,976	1,092,917
	1,087,134	1,137,466
Current portion	604,083	747,764
Non-current portion	483,051	389,702

The Company recorded impairment charges and write-off for project assets of $9,016, $20,194 and $369 for the years ended December 31, 2018, 2019 and 2020, respectively.